Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Operating Payments

2012	664,304
2013	4,419
2014	382
2015	382
2016 onwards	64

669,551